Exhibit 99.1

World Omni Auto Receivables Trust 2024-B
Monthly Servicer Certificate
November 30, 2025

Dates Covered
Collections Period	11/01/25 - 11/30/25
Interest Accrual Period	11/17/25 - 12/14/25
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/25	583,980,108.00	26,979
Yield Supplement Overcollateralization Amount 10/31/25	37,019,388.40	0
Receivables Balance 10/31/25	620,999,496.40	26,979
Principal Payments	23,592,391.23	1,036
Defaulted Receivables	913,208.88	45
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/25	34,958,693.13	0
Pool Balance at 11/30/25	561,535,203.16	25,898

Pool Statistics	$ Amount	# of Accounts
Pool Factor	44.68%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	10,889,711.45	412
Past Due 61-90 days	3,055,316.37	114
Past Due 91-120 days	785,159.47	30
Past Due 121+ days	0.00	0
Total	14,730,187.29	556

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.47%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.64%
Delinquency Trigger Occurred	NO

Recoveries	610,764.01
Aggregate Net Losses/(Gains) - November 2025	302,444.87
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.58%
Prior Net Losses/(Gains) Ratio	0.82%
Second Prior Net Losses/(Gains) Ratio	0.87%
Third Prior Net Losses/(Gains) Ratio	0.63%
Four Month Average	0.73%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.65%

Overcollateralization Target Amount	6,161,793.76
Actual Overcollateralization	6,161,793.76
Weighted Average Contract Rate	7.44%
Weighted Average Contract Rate, Yield Adjusted	10.91%
Weighted Average Remaining Term	46.62

Flow of Funds	$ Amount
Collections	27,885,925.00
Investment Earnings on Cash Accounts	23,441.81
Servicing Fee	(517,499.58)
Transfer to Collection Account	-
Available Funds	27,391,867.23

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,289,392.19
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	16,283,111.08
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,161,793.76
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,407,357.70

Total Distributions of Available Funds	27,391,867.23

Servicing Fee	517,499.58
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 11/17/25	577,818,314.24
Principal Paid	22,444,904.84
Note Balance @ 12/15/25	555,373,409.40

Class A-1
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-2a
Note Balance @ 11/17/25	1,875,525.88
Principal Paid	1,875,525.88
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-2b
Note Balance @ 11/17/25	2,142,788.36
Principal Paid	2,142,788.36
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-3
Note Balance @ 11/17/25	428,500,000.00
Principal Paid	18,426,590.60
Note Balance @ 12/15/25	410,073,409.40
Note Factor @ 12/15/25	95.6997455%

Class A-4
Note Balance @ 11/17/25	89,800,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	89,800,000.00
Note Factor @ 12/15/25	100.0000000%

Class B
Note Balance @ 11/17/25	37,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	37,000,000.00
Note Factor @ 12/15/25	100.0000000%

Class C
Note Balance @ 11/17/25	18,500,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	18,500,000.00
Note Factor @ 12/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,539,604.69
Total Principal Paid	22,444,904.84
Total Paid	24,984,509.53

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	8,564.90
Principal Paid	1,875,525.88
Total Paid to A-2a Holders	1,884,090.78

Class A-2b
SOFR Rate	4.14202%
Coupon	4.57202%
Interest Paid	7,619.79
Principal Paid	2,142,788.36
Total Paid to A-2b Holders	2,150,408.15

Class A-3
Coupon	5.27000%
Interest Paid	1,881,829.17
Principal Paid	18,426,590.60
Total Paid to A-3 Holders	20,308,419.77

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.0608656
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.2138317
Total Distribution Amount	20.2746973

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0428245
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	9.3776294
Total A-2a Distribution Amount	9.4204539

A-2b Interest Distribution Amount	0.0333470
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	9.3776296
Total A-2b Distribution Amount	9.4109766

A-3 Interest Distribution Amount	4.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.0025452
Total A-3 Distribution Amount	47.3942119

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	725.47
Noteholders' Principal Distributable Amount	274.53

Account Balances	$ Amount
Reserve Account
Balance as of 11/17/25	3,080,896.88
Investment Earnings	9,610.92
Investment Earnings Paid	(9,610.92)
Deposit/(Withdrawal)	-
Balance as of 12/15/25	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88